Related Party Transactions	12 Months Ended
Dec. 31, 2021
Related Party Transactions
Related Party Transactions

18.Related Party Transactions

The Company’s subsidiary, DGE, is engaged in a consulting agreement with SSCS Pte. Ltd. (“SSCS”) to manage offshore engineering studies. A director of DGE is employed through SSCS. Consulting services during the year ended December 31, 2021 totaled $275 thousand (2020: $275 thousand), and are disclosed as external consulting and exploration labor within exploration and evaluation expenses (Note 11). As at December 31, 2021, the amount payable to SSCS was $23 thousand (2020: $23 thousand).

The Company’s Chief Ocean Scientist provides consulting services to the Company through Ocean Renaissance LLC (“Ocean Renaissance”) where he is a principal. Consulting services during the year ended December 31, 2021 amounted to $375 thousand (2020: $367 thousand), and are disclosed as exploration labor within exploration and evaluation expenses (Note 11). As at December 31, 2021, the amount payable to Ocean Renaissance was $nil (2020 - $nil).